SHARE-BASED COMPENSATION	6 Months Ended
Jun. 30, 2021
SHARE-BASED COMPENSATION

15. SHARE-BASED COMPENSATION

Restricted Ordinary Shares

On September 4, 2018, the Group granted an aggregate amount of 30,000,000 restricted ordinary shares to directors, officers and consultants. In exchange for such restricted ordinary shares granted, the Group forfeited and canceled the stock options in the total amount of 6,200,000 shares previously granted on January 24, 2018. Half of each individual’s shares will only vest if the Group meets certain target on non-GAAP profit before tax in 2019. If the Group fails to achieve this target, such half of each individual’s shares will be forfeited and canceled. The remaining half of each individual’s shares is subjected to a half year lock-up period. After the half year lock-up period, such remaining shares shall become vested in 36 successive equal monthly installments upon grantees’ completion of each month of service to the Group measured from the last day of each month after the vesting commencement date.

On January 21, 2019, the Group forfeited and canceled an aggregate amount of 15,000,000 restricted ordinary shares with the vesting condition that the Group meets certain target on non-GAAP profit before tax in 2019 previously granted on September 4, 2018. The vesting conditions of the remaining 15,000,000 ordinary shares are subjected to a half year lock-up period. After the half year lock-up period, such remaining shares shall become vested in 24 successive equal monthly installments instead of 36 installments upon grantees’ completion of each month of service to the Group measured from the last day of each month after the Vesting Commencement Date dated on March 5, 2019.

On February 14, 2021, the Group granted an aggregate amount of 33,090,000 restricted ordinary shares to directors, officers and consultants. Half of each individual’s shares will only vest if the Group meets certain target on the market Capitalization reach be US$400 million or higher, for any ten consecutive Trading Days. The remaining half of each individual’s shares will only vest if the Group meets certain target on the market Capitalization reach be US$500 million or higher, for any ten consecutive Trading Days. If the Group fails to achieve this target, such half of each individual’s shares will be forfeited and canceled. All the shares shall become vested in 24 successive equal monthly installments upon grantees’ completion of each month of service to the Group measured from the last day of each month after the vesting commencement date.